BILLS PAYABLE	12 Months Ended
Dec. 31, 2012
BILLS PAYABLE [Text Block]
12.	BILLS PAYABLE

The Company has total available bills payable facilities of $38.61 million and $34.67 million with various banks, of which $4.91 million and $7.86 million were unutilized as of December 31, 2012 and 2011 respectively. The funds borrowed under these facilities are generally repayable within 9 months. Bills payable are non-interest bearing and generally repaid within 9 months.